PRESENTATION OF THE FINANCIAL STATEMENTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2020	Apr. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Cash and cash equivalents			$ 42,400,000		$ 42,400,000
Net losses					20,600,000	$ 18
Increased accumulated deficit amount due to net loss			207,500,000		207,500,000		$ 186,900,000
Current cash on hand			42,396,000		42,396,000
Total current assets			75,200,000		75,200,000
Total current liabilities			67,400,000		$ 67,400,000
Closing rate US$: GBP					$ 1.313900	$ 1.378900	$ 1.382800	$ 1.238900
Average rate US$: GBP					$ 1.351989	$ 1.342278	$ 1.346692	$ 1.262367
Marketing and advertising cost			58,000	$ 0	$ 117,000	$ 0	$ 0	$ 12,000
Allowance for doubtful accounts			517,000		517,000		521,000	781,000
Cash FDIC uninsured amount			39,766,000		39,766,000		10,125,000
Stimulus funding not forgiven and returned					8,000
Revenue from commitments					13,618,000
Income from government grants			0	$ 831,000	262,000	$ 2,535,000	3,140,000	0
Deferred income liability							1,704,000	1,704,000
STIMULUS FUNDING [Member]
Deferred income liabilties			0		0		270,000
Contract liabilities			$ 0		0		569,000
Payroll Protection Program[Member]
Stimulus funding not forgiven and returned					$ 8,000
Deferred income liability							$ 270,000	$ 1,704,000
Additional loan amount	$ 500,000
Proceeds from SBA loan	$ 1,700,000
Debt term	30 years
Small Business Administration backed loans received	$ 1,700,000
Payroll descriptions		In the United Kingdom in August 2020, the Company received £50,000 in loans related to the COVID pandemic with an interest rate of 2.5% to be paid over five years beginning one year after receipt. The Company used these proceeds to address any cash shortfalls that resulted from the pandemic.